Long-term Investments	9 Months Ended
Sep. 30, 2022
Long-term Investments.
Long-term Investments

12. Long-term Investments

The Group’s long-term investments on the consolidated balance sheets consisted of the following:

	As of
	December 31, 2021	September 30, 2022
Equity investments:
Equity Method	34,704	184,447
Equity Security With Readily Determinable Fair Values	28,452	23,207
Equity Securities Without Readily Determinable Fair Values	93,150	508,730
Long-term held-to-maturity investments:
Long-term time deposits	—	714,518
Long-term financial instruments	—	50,085
Total Long-term Investments	156,306	1,480,987

Equity Method

On September 11, 2018, the Group acquired a 49% entity interest in Beijing Judianchuxing Technology Limited (“Beijing Judianchuxing”), which is a company established with another shareholder holding a 51% interest. The Group paid cash consideration of RMB98,000 for its equity interest, On January 30, 2019, the Group invested another RMB98,000 into the same venture proportionately with the other investor thereby maintaining its 49% equity interest. The Group has significant influence over the venture and applies the equity method in accounting for this investment. The proportionate share of the net loss or income of equity method investees are recorded in “Others, net” in the consolidated statements of comprehensive loss. As of September 30, 2022, the Group’s share of the venture’s cumulative net losses have exceeded its cost basis, thereby resulting in a carrying value of RMB0.

In July 2021, the Group entered into an agreement with Suzhou Huichuan United Power System Co., LTD (“Suzhou Huichuan”) to establish Changzhou Huixiang New Energy Auto Parts Co., LTD (“Changzhou Huixiang”). The Group should pay RMB73,500 in registered capital, representing a 49% equity interest in Changzhou Huixiang, while Suzhou Huichuan should pay RMB76,500 in registered capital, representing a 51% equity interest in Changzhou Huixiang. The Group has significant influence in Changzhou Huixiang and therefore the investment is accounted for using the equity method. As of September 30, 2022, the Group paid RMB30,000 out of its total RMB73,500 investment commitment.

The Group performs an impairment assessment of its equity method investments whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. No impairment of equity method investments was recognized for the nine months ended September 30, 2021 and 2022.

12. Long-term Investments (Continued)

Equity Security with Readily Determinable Fair Values

Equity security with readily determinable fair values are marketable equity securities which are publicly traded stocks measured at fair value.

The following table shows the carrying amount and fair value of equity securities with readily determinable fair values:

			Foreign Currency
Cango Inc.	Cost Basis	Unrealized Loss	Translation	Fair Value
As of December 31, 2021	100,303	(73,535)	1,684	28,452
As of September 30, 2022	100,303	(81,237)	4,141	23,207

The Company purchased 2,633,644 shares of Series C preferred shares issued by Cango Inc. (“Cango”), with a total cash consideration of US$15,634 (RMB100,303) in 2018. This investment was initially recorded as an equity holding without a readily determinable fair value given Cango was still a privately held company at that time. In July 2018, Cango completed its listing on the New York Stock Exchange (“Cango IPO”) and the Series C preferred shares held by the Company were converted to Class A ordinary shares of Cango.

Upon the completion of Cango IPO, the Company reclassified this investment from equity securities without readily determinable fair value to equity securities with readily determinable fair value. These securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

Any unrealized gain or loss is recognized in Interest income and investment income, net in the unaudited condensed consolidated statements of comprehensive loss.

Equity Securities without Readily Determinable Fair Values

Equity securities without determinable fair value represent investments in privately held companies with no readily determinable fair value. The Group’s investments are preferred shares, which are not considered as common stock or in substance common stock. Upon adoption of ASU 2016-01 on January 1, 2018, the Group elected the measurement alternative and recorded these investments at cost, less impairment (if any), adjusted for subsequent observable price changes.

In March 2022, one of the Group’s subsidiaries—Chongqing Chezhiyuan, entered into an agreement with Xin Wang Da Electronics Limited (“Xin Wang Da Electronics”), an A-share listed company engaging in design, production and sale of lithium battery cells and modules to purchase certain Series Pre-A preferred shares of Xin Wang Da Electric Vehicle and Battery Limited (“the investee”), a subsidiary of Xin Wang Da Electronics. This transaction, with a total consideration of RMB400,000, resulted in the Group’s 3.2% equity ownership in the investee. As of September 30,2022, Chongqing Chezhiyuan has fully paid the investment consideration of RMB400,000.

Impairment charges of nil and RMB7,200 were recorded in Interest income and investment income, net in the unaudited condensed consolidated statements of comprehensive loss for the nine months ended September 30, 2021 and 2022, respectively.

12. Long-term Investments (Continued)

Long-term time deposits

Long-term time deposits are those balances placed with the banks with original maturities longer than one year.

Long-term financial instruments

Long-term financial instruments are investments in financial instruments with variable interest rates and maturity dates greater than one year. The Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Fair value is estimated based on quoted prices of similar financial products provided by financial institutions at the end of each period. Changes in the fair value are reflected in the unaudited condensed consolidated statements of comprehensive income/(loss) as “Interest income and investment income, net”.